Financial Instruments and Risk Management (Effect of Derivative Instruments on the Consolidated Statements of Operations Derivatives in Cash Flow Hedging Relationships) (Details) (Cash Flow Hedging Relationships, USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Loss) or Gain Recognized in AOCE (Net of Tax) on Derivative (Effective Portion)	$ 52,832	$ (33,704)	$ (39,617)
Amount of Loss Reclassified from AOCE into Earnings (Effective Portion)	(62,776)	(46,603)	(21,211)
Amount of Gain Excluded from the Assessment of Hedge Effectiveness	61,636	58,024	13,432
Foreign currency forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Loss) or Gain Recognized in AOCE (Net of Tax) on Derivative (Effective Portion)	(83,784)	(25,536)	(55,453)
Foreign currency forward contracts | Net revenues
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Reclassified from AOCE into Earnings (Effective Portion)	(60,493)	(44,217)	(5,492)
Foreign currency forward contracts | Other (expense) income, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain Excluded from the Assessment of Hedge Effectiveness	61,636	58,024	13,432
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Loss) or Gain Recognized in AOCE (Net of Tax) on Derivative (Effective Portion)	136,616	(8,168)	15,836
Interest rate swaps | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Reclassified from AOCE into Earnings (Effective Portion)	(1,465)	(2,386)	(15,719)
Interest rate swaps | Other (expense) income, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Reclassified from AOCE into Earnings (Effective Portion)	$ (818)	$ 0	$ 0